Schedule components of operation lease expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Lease
Operating lease expense	$ 231	$ 229	$ 96
Short-term lease expense	18	5	1
Total lease expense	$ 249	$ 234	$ 97